Operating Segments (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Training and Integration [Member]
Operating Segments [Line Items]
Percentage of revenue		3.40%
Percentage of operating income		2.90%
Information Technologies (IT) Software solutions and services, Consulting & Management in Israel [Member]
Operating Segments [Line Items]
Percentage of revenue	60.00%
Percentage of operating income	53.80%
Training and Integration [Member]
Operating Segments [Line Items]
Percentage of revenue	7.20%
Percentage of operating income	12.80%
Sales marketing and support of Software product [Member]
Operating Segments [Line Items]
Percentage of revenue	25.80%
Percentage of operating income	23.20%
Sales marketing and support of Software product [Member]
Operating Segments [Line Items]
Percentage of revenue	6.90%
Percentage of operating income	10.20%
Michpal [Member]
Operating Segments [Line Items]
Payroll term	30 years
E-commerce Solutions [Member]
Operating Segments [Line Items]
Description of factors used to segments	ZAP Group provides an e-commerce platform for approximately 1,500 large, medium and small businesses, which operate stores in Israel. The platform, both website and application, allow end users to compare prices of the various stores for over 1.2 million products in 650 categories. The platform provides to more than 120 million visiting end users annually, 300,000 reviews of stores and products and 5,000 quality guides (videos and articles), which allow them to engage through the platform directly with the stores for a purchase of a certain product they looked at through the platform. Total online purchases through the platform is estimated at approximately NIS 2 billion annually, which is estimated at 14% out of total online purchase volume in Israel (not including food and beverage).
Digital platforms [Member]
Operating Segments [Line Items]
Description of factors used to segments	ZAP Group provides digital advertising platforms and services through 18 websites for medium and small businesses in 1,600 business categories in Israel, including doctors, lawyers, and other service and product providers. The platform, both website and application allow end users to contact directly with the service provider. The platform provides to more than 50 million visiting end users annually, 200,000 reviews, 2,000 quality guides (videos and articles), 300 price lists, and 700 forums with more than 1.5 million expert explanations.
Restaurants and events [Member]
Operating Segments [Line Items]
Description of factors used to segments	ZAP Group provides digital advertising platforms and services for more than 17,000 restaurants listed and provides services for social events. Approximately 2,500 of them are paying customers. The platform, both website and application allow end users to directly contact the restaurant for table ordering, ordering of delivery or take away, to post visit reviews or explore the restaurant menu, photo gallery and other content such as articles, etc. The platform provides to more than 30 million visiting end users annually, approximately two million food deliveries, 200,000 reviews, 5,000 food and culinary articles (videos and articles), and more than 0.5 million push updates annually.